Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 204	$ (53)	$ 367	$ 362
Losses/(gains) on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	72	86	142	(216)
Equity-settled compensation expense	257	222	517	412
Income from associated companies	2	2	31	4
Income taxes	595	403	1,036	773
Net financial expense	171	131	386	227
Other	(41)	39	(64)	34
Total	2,400	2,567	4,897	5,249
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	228	213	447	465
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	61	68	124	133
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	873	1,427	1,905	2,980
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (22)	$ 29	$ 6	$ 75